SUBSEQUENT EVENTS - Subscription agreement with Superior Plus (Details) - Superior Plus Corp - Major purchases of assets $ in Millions	Jul. 13, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Subscription agreement	$ 260
Expected investment amount	$ 45